Consolidated Condensed Interim Statements of Changes in Equity - USD ($)	Share Capital [Member]	Reserves [Member]	Accumulated other comprehensive income (loss) [Member]	Accumulated Deficit [Member]	Total
Balance at Mar. 31, 2023	$ 75,528,238	$ 13,066,183	$ (141,443)	$ (60,790,972)	$ 27,662,006
Balance (shares) at Mar. 31, 2023	24,716,628
Shares issued for cash	$ 520,892				520,892
Shares issued for cash (shares)	188,819
Share issuance costs	$ (14,904)				(14,904)
Shares issued for exercise of options	$ 193,392	(82,272)			111,120
Shares issued for exercise of options (shares)	42,858
Fair value of stock options forfeited		(48,040)		48,040
Share based payments		713,227			713,227
Cumulative translation reserve			23,923		23,923
Net loss for the year				(2,811,856)	(2,811,856)
Balance at Jun. 30, 2023	$ 76,227,618	13,649,098	(117,520)	(63,554,788)	26,204,408
Balance (shares) at Jun. 30, 2023	24,948,305
Balance at Mar. 31, 2024	$ 76,393,993	14,305,642	(111,896)	(79,020,920)	11,566,819
Balance (shares) at Mar. 31, 2024	24,991,162
Shares issued in unit transaction	$ 2,047,500				2,047,500
Shares issued in unit transaction (shares)	1,500,000
Share issuance costs	$ (352,826)				(352,826)
Warrants issued in unit transaction		278,250			278,250
Warrant issuance costs		(47,948)			(47,948)
Fair value of stock options forfeited		(131,896)		131,896
Share based payments		408,005			408,005
Cumulative translation reserve			88,895		88,895
Net loss for the year				(5,388,648)	(5,388,648)
Balance at Jun. 30, 2024	$ 78,088,667	$ 14,812,053	$ (23,001)	$ (84,277,672)	$ 8,600,047
Balance (shares) at Jun. 30, 2024	26,491,162